Notes Payable	21 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Notes Payable

Note 11. Notes Payable

On June 28, 2018, we underwent a change in control as a result of the closing of a Loan, Convertible Preferred Stock and Convertible Senior Secured Note Purchase Agreement dated May 9, 2018 (the “Agreement”) with a non-affiliated third party, Xenith. Vespoint LLC, a Delaware limited liability company (“Vespoint”), owns 100% of the voting stock of Xenith. Vespoint is owned and managed by AMS Advisors LLC, a Delaware limited liability company, and Rendezvous Capital LLC, a New York limited liability company. Each of these companies is a private investment company; they are controlled by Michael Minnich and A. Michael Salem, who are Co-Chief Executive Officers of Vespoint and Executive Officers of Midwest and American Life.

At closing of the Agreement with Xenith, it loaned a total of $600,000 to Midwest, repayable upon maturity in 10 years with interest of 8% per annum with 4% payable quarterly and another 4% accrued and payable upon maturity. The loans were made under two notes of $500,000 and $100,000, respectively. The Agreement further provided that Xenith, in its sole discretion, could loan up to an additional $23,500,000 to Midwest. Any loans made by Xenith under this election (“Subsequent Loans”) could also to be converted into Midwest’s voting common stock at $10.29 per share. Xenith contributed an additional $18,500,000 in the fourth quarter of 2018 following the amendment of the Midwest Articles of Incorporation to increase its authorized voting common shares. All loans were later converted into Midwest voting common stock on June 18, 2019. Any additional borrowing capacity was terminated by written mutual consent in April 2020.

The Company had total accrued interest of $845,536 on the Xenith notes through June 18, 2019. All interest on the notes from inception through June 18, 2019 was waived by Xenith. The accrued interest was accounted for as an additional capital contribution. The legal fees of $161,000 associated with the Xenith transaction were capitalized and subsequently written off when the notes were converted.

The following table sets forth information regarding loans made to us by Xenith and the number of shares of voting common stock each loan was converted into on June 18, 2019:

		Shares of Common
	Loan	Stock into which
	Principal	Loans Were
Date of Loan	Amount	Converted
June 28, 2018	$500,000	48,570
June 28, 2018	100,000	9,714
October 10, 2018	1,000,000	97,139
December 7, 2018	17,500,000	1,699,938
Total	$19,100,000	1,855,361

As of September 30, 2020 and December 31, 2019, Midwest had no notes outstanding to Xenith.